Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K (“Compensation Actually Paid”), we are providing the following disclosure regarding executive compensation for our principal executive officers (“PEO 1” and “PEO 2” and, together, the “PEOs”) and non-PEO NEOs and Company performance for the fiscal years listed below. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis” beginning on page 43.
Pay Versus Performance (“PVP”) Table

Year	Summary Compensation Table Total for PEO 1[1] ($)	Summary Compensation Table Total for PEO 2[1] ($)	Compensation Actually Paid to PEO 1[1,2,3] ($)	Compensation Actually Paid to PEO 2[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on TSR[4] ($)	Peer Group TSR[5] ($)	Net Income[6,7] ($ millions)	Free Cash Flow[7,8] ($ millions)
2024	—	14,759,379	—	17,786,772	5,548,566	5,445,568	92.55	152.31	(634)	1,977[9]
2023	9,843,710	15,930,409	(4,915,598)	17,793,731	14,262,640	17,504,759	77.34	141.08	55	2,523[9]
2022	14,771,270	—	14,343,391	—	14,937,678	13,714,272	75.78	141.10	2,079	2,593[9]
2021	14,779,570	—	13,637,943	—	10,468,732	5,996,167	88.40	130.85	(1,269)	2,560
2020	5,472,905	—	6,397,981	—	13,208,230	13,982,122	119.67	104.70	(670)	989

1
The dollar amounts reported in column “Summary Compensation Table Total for PEO 1” are the amounts of total compensation reported for Michael Goettler (who served as our CEO until April 1, 2023) for 2020-2023 in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table on page 58. The dollar amounts reported in column “Summary Compensation Table Total for PEO 2” is the amount of total compensation reported for Scott A. Smith (who has served as our CEO since April 1, 2023) for 2023-2024 in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column “Average Summary Compensation Table Total for non-PEO NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts for the years 2020-2022 are Sanjeev Narula, Rajiv Malik, Anthony Mauro and Robert J. Coury, for 2023 are Sanjeev Narula, Rajiv Malik, Anthony Mauro, Brian Roman, and Robert J. Coury, and for 2024 are Doretta Mistras, Corinne Le Goff, Paul Campbell, Brian Roman, and Sanjeev Narula.

2
The amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3
In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation for each year to determine the compensation actually paid as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

PEO and Average non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Table Total for PEO 2 ($)	Reported Value of Equity Awards for PEO 2[a] ($)	Equity Award Adjustments for PEO 2[b] ($)	Compensation Actually Paid to PEO 2 ($)
2024	14,759,379	(9,800,021)	12,827,414	17,786,772

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs[a] ($)	Average Equity Award Adjustments for Non-PEO NEOs[b] ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,548,566	(2,628,874)	2,525,876	5,445,568

a	The amounts included in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table on page 58.
b
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
PEO and Average non-PEO NEOs Equity Component of Compensation Actually Paid:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total – Equity Award Adjustments for PEO 2 ($)
2024	10,290,466	2,289,270	—	247,678	—	—	12,827,414

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Average Total - Equity Award Adjustments for Non-PEO NEOs ($)
2024	2,724,222	338,746	—	172,581	(709,673)	—	2,525,876

4
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

5
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Pharmaceuticals Index, which is also the published industry or line-of-business index we utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in the Form 10-K. Viatris common stock has been listed on the NASDAQ under the symbol “VTRS” since November 17, 2020. Prior to that time, there was no public market for our common stock. Upon consummation of the Combination, Pfizer stockholders received approximately 0.124079 shares of Viatris common stock for every one share of Pfizer common stock held as of the close of business on the record date (which was November 13, 2020). Former Mylan ordinary shareholders received one share of Viatris common stock for every one share of Mylan ordinary share held. The comparison assumes $100 was invested in Company stock and in the Dow Jones U.S. Pharmaceuticals Index, in each case for the period starting November 16, 2020 (with the reinvestment of all dividends) through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

6	The dollar amounts reported represent the amount of net earnings (loss) reflected in the Company’s audited financial statements for the applicable year.
7
In accordance with Accounting Standards Codification 805, Business Combinations, Mylan is considered the accounting acquirer of the Upjohn business and all historical financial information of the Company prior to November 16, 2020 represents Mylan’s historical results and the Company’s thereafter.

8
We determined Free Cash Flow (as reported) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and non-PEO NEOs in 2024. Free Cash Flow (as reported) refers to U.S. GAAP net cash provided by operating activities less capital expenditures. We may determine a different financial performance measure to be the most important financial performance measure in future years.

9
Beginning in 2024, upfront and milestone payments related to externally developed IPR&D projects acquired directly in a transaction other than a business combination, which were previously included in cash flows from operating activities in the consolidated statements of cash flows, are now classified as cash flows from investing activities. Certain reclassifications were made to conform the prior period consolidated financial statements to the current period presentation. The adjustments resulted in an increase to net cash provided by operating activities and an increase to net cash used in investing activities of $100 million for the year ended December 31, 2023, and in an increase to net cash provided by operating activities and a decrease to net cash provided by investing activities of $46 million for the year ended December 31, 2022.

Company Selected Measure Name			Free Cash Flow
Named Executive Officers, Footnote
1
The dollar amounts reported in column “Summary Compensation Table Total for PEO 1” are the amounts of total compensation reported for Michael Goettler (who served as our CEO until April 1, 2023) for 2020-2023 in the “Total” column of the Summary Compensation Table. Refer to the Summary Compensation Table on page 58. The dollar amounts reported in column “Summary Compensation Table Total for PEO 2” is the amount of total compensation reported for Scott A. Smith (who has served as our CEO since April 1, 2023) for 2023-2024 in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column “Average Summary Compensation Table Total for non-PEO NEOs” represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEOs) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding the PEOs) included for purposes of calculating the average amounts for the years 2020-2022 are Sanjeev Narula, Rajiv Malik, Anthony Mauro and Robert J. Coury, for 2023 are Sanjeev Narula, Rajiv Malik, Anthony Mauro, Brian Roman, and Robert J. Coury, and for 2024 are Doretta Mistras, Corinne Le Goff, Paul Campbell, Brian Roman, and Sanjeev Narula.

Peer Group Issuers, Footnote
5
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Pharmaceuticals Index, which is also the published industry or line-of-business index we utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in the Form 10-K. Viatris common stock has been listed on the NASDAQ under the symbol “VTRS” since November 17, 2020. Prior to that time, there was no public market for our common stock. Upon consummation of the Combination, Pfizer stockholders received approximately 0.124079 shares of Viatris common stock for every one share of Pfizer common stock held as of the close of business on the record date (which was November 13, 2020). Former Mylan ordinary shareholders received one share of Viatris common stock for every one share of Mylan ordinary share held. The comparison assumes $100 was invested in Company stock and in the Dow Jones U.S. Pharmaceuticals Index, in each case for the period starting November 16, 2020 (with the reinvestment of all dividends) through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Changed Peer Group, Footnote
5
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Pharmaceuticals Index, which is also the published industry or line-of-business index we utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in the Form 10-K. Viatris common stock has been listed on the NASDAQ under the symbol “VTRS” since November 17, 2020. Prior to that time, there was no public market for our common stock. Upon consummation of the Combination, Pfizer stockholders received approximately 0.124079 shares of Viatris common stock for every one share of Pfizer common stock held as of the close of business on the record date (which was November 13, 2020). Former Mylan ordinary shareholders received one share of Viatris common stock for every one share of Mylan ordinary share held. The comparison assumes $100 was invested in Company stock and in the Dow Jones U.S. Pharmaceuticals Index, in each case for the period starting November 16, 2020 (with the reinvestment of all dividends) through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
3
In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation for each year to determine the compensation actually paid as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

PEO and Average non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Table Total for PEO 2 ($)	Reported Value of Equity Awards for PEO 2[a] ($)	Equity Award Adjustments for PEO 2[b] ($)	Compensation Actually Paid to PEO 2 ($)
2024	14,759,379	(9,800,021)	12,827,414	17,786,772

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs[a] ($)	Average Equity Award Adjustments for Non-PEO NEOs[b] ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,548,566	(2,628,874)	2,525,876	5,445,568

a	The amounts included in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table on page 58.
b
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
PEO and Average non-PEO NEOs Equity Component of Compensation Actually Paid:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total – Equity Award Adjustments for PEO 2 ($)
2024	10,290,466	2,289,270	—	247,678	—	—	12,827,414

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Average Total - Equity Award Adjustments for Non-PEO NEOs ($)
2024	2,724,222	338,746	—	172,581	(709,673)	—	2,525,876

Non-PEO NEO Average Total Compensation Amount			$ 5,548,566	$ 14,262,640	$ 14,937,678	$ 10,468,732	$ 13,208,230
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,445,568	17,504,759	13,714,272	5,996,167	13,982,122
Adjustment to Non-PEO NEO Compensation Footnote
3
In accordance with the requirements of Item 402(v) of Regulation S-K, adjustments were made to total compensation for each year to determine the compensation actually paid as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718.

PEO and Average non-PEO NEOs Summary Compensation Table Total to Compensation Actually Paid Reconciliation

Year	Summary Compensation Table Total for PEO 2 ($)	Reported Value of Equity Awards for PEO 2[a] ($)	Equity Award Adjustments for PEO 2[b] ($)	Compensation Actually Paid to PEO 2 ($)
2024	14,759,379	(9,800,021)	12,827,414	17,786,772

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards for Non-PEO NEOs[a] ($)	Average Equity Award Adjustments for Non-PEO NEOs[b] ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	5,548,566	(2,628,874)	2,525,876	5,445,568

a	The amounts included in this column represent the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table on page 58.
b
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
PEO and Average non-PEO NEOs Equity Component of Compensation Actually Paid:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total – Equity Award Adjustments for PEO 2 ($)
2024	10,290,466	2,289,270	—	247,678	—	—	12,827,414

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Average Total - Equity Award Adjustments for Non-PEO NEOs ($)
2024	2,724,222	338,746	—	172,581	(709,673)	—	2,525,876

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEOs and Non-PEO NEOs Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEOs and Non-PEO NEOs Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our Net Earnings (Loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEOs and Non-PEO NEOs Compensation Actually Paid and Free Cash Flow (as reported)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, and our Free Cash Flow (as reported during the five most recently completed fiscal years).

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEOs and Non-PEO NEOs Compensation Actually Paid and TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our non-PEO NEOs, the Company’s cumulative TSR over the five most recently completed fiscal years, and the Peer Group TSR over the same period.

Tabular List, Table
List of Most Important Financial Performance Measures
The following presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 2024 to Company performance. The measures are not ranked.

Most Important Performance Measures
Adjusted EBITDA (as reported)*
Free Cash Flow (as reported)*
Relative TSR

*	See Appendix B for reconciliations of 2024 Adjusted EBITDA (as reported) and Free Cash Flow (as reported) to our audited financial statements.

Total Shareholder Return Amount			$ 92.55	77.34	75.78	88.4	119.67
Peer Group Total Shareholder Return Amount			$ 152.31	$ 141.08	$ 141.1	$ 130.85	$ 104.7
Company Selected Measure Amount			1,977,000,000	2,523,000,000	2,593,000,000	2,560,000,000	989,000,000
PEO Name	Michael Goettler	Scott A. Smith	Scott A. Smith		Michael Goettler	Michael Goettler	Michael Goettler
Equity Awards Adjustments, Footnote
b
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
PEO and Average non-PEO NEOs Equity Component of Compensation Actually Paid:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO 2 ($)	Total – Equity Award Adjustments for PEO 2 ($)
2024	10,290,466	2,289,270	—	247,678	—	—	12,827,414

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Average Total - Equity Award Adjustments for Non-PEO NEOs ($)
2024	2,724,222	338,746	—	172,581	(709,673)	—	2,525,876

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ (634,000,000)	$ 55,000,000	$ 2,079,000,000	$ (1,269,000,000)	$ (670,000,000)
Business Combination Stock Conversion Ratio			0.124079
Proceeds from Refund of in Process Research and Development				100,000,000	46,000,000
Payments to Acquire in Process Research and Development, Other				100,000,000	46,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
*	See Appendix B for reconciliations of 2024 Adjusted EBITDA (as reported) and Free Cash Flow (as reported) to our audited financial statements.

Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Non-GAAP Measure Description
*	See Appendix B for reconciliations of 2024 Adjusted EBITDA (as reported) and Free Cash Flow (as reported) to our audited financial statements.

Measure:: 3
Pay vs Performance Disclosure
Name			Relative TSR
Michael Goettler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	9,843,710	14,771,270	14,779,570	5,472,905
PEO Actually Paid Compensation Amount			0	(4,915,598)	14,343,391	13,637,943	6,397,981
Scott A. Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,759,379	15,930,409	0	0	0
PEO Actually Paid Compensation Amount			17,786,772	$ 17,793,731	$ 0	$ 0	$ 0
PEO | Scott A. Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,800,021)
PEO | Scott A. Smith [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,827,414
PEO | Scott A. Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,290,466
PEO | Scott A. Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,289,270
PEO | Scott A. Smith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott A. Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			247,678
PEO | Scott A. Smith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Scott A. Smith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,628,874)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,525,876
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,724,222
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			338,746
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			172,581
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(709,673)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0